4. Notes Payable	12 Months Ended
Dec. 31, 2015
Notes
4. Notes Payable

4. Notes Payable

On October 6, 2015 the conversion price on all outstanding notes was reduced from $0.03 to $0.01 per share effective September 30, 2015. At the time of modification there were nine notes outstanding with principal amounts ranging from $3,000 to $35,000. It was determined that the modification resulted in derecognition of the old notes and recognition of the new notes. Accordingly, the remaining unamortized discount of $4,028 was immediately expensed and the aggregate fair value of the modified conversion terms of $199,305 was recognized as a loss on debt extinguishment in 2015.

During 2015 the Company signed five unsecured promissory notes with unrelated parties for an aggregate of $31,689. Three of these notes consisting of $23,000 in principal converted to common stock pursuant to the revised terms described above. At December 31, 2015 two unsecured promissory notes totaling $8,689 remain outstanding. The notes do not contain a conversion feature and bear interest at 1% per annum. The notes are due in October and November of 2016. In addition, the company benefitted from the payment of expenses of $15,750 in 2015 recognized as a short term obligation and carries no specific terms of interest or maturity.

In accordance with ASC 470, the Company has analyzed the beneficial nature of the initial conversion terms of the three convertible notes and determined that a beneficial conversion feature (BCF) exists because the effective conversion price was less than the quoted market price at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method as stipulated in ASC 470. The BCF of $15,333 has been recorded as a discount to the notes payable and to Additional Paid-in Capital.

For the year ended December 31, 2015 the Company has recognized $11,809 in interest expense related to the notes and has amortized $37,058 of the discount arising from the beneficial conversion feature.

For the year ended December 31, 2014 the Company has recognized $9,161 in interest expense related to the convertible notes and has amortized $70,864 of the beneficial conversion feature.